Stockholders' Equity (Details) - Employee Stock Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number of Options
Outstanding and expected to vest, Beginning balance	3,068,865	559,972	642,204
Forfeited	(25,625)	(141,107)	(82,232)
Granted/Issued	2,700,000	2,650,000
Outstanding and expected to vest, Ending balance	5,743,240	3,068,865	559,972	642,204
Options exercisable		653,106
Weighted Average Exercise Price Per Share
Outstanding and expected to vest - Beginning balance	$ 1.45	$ 6.41	$ 6.41
Granted/Issued	1.15	0.82
Forfeited	7.59	9.25	6.41
Outstanding and expected to vest - Ending balance	$ 1.28	1.45	$ 6.41	$ 6.41
Options exercisable		$ 3.47
Weighted Average Remaining Contractual Term (Years)
Outstanding and expected to vest	8 years 9 months 18 days	8 years 9 months 18 days	6 years 8 months 12 days	7 years 8 months 12 days
Granted			9 years 3 months 19 days
Issued	8 years 10 months 25 days
Options exercisable	7 years	7 years
Aggregate Intrinsic Value
Outstanding and expected to vest - Beginning balance	$ 511,000		$ 21,500
Options Issued	1,674,000
Outstanding and expected to vest - Ending balance	$ 4,199,110	511,000		$ 21,500
Options exercisable		$ 53,750